Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of related party transactions

	Balances at December 31, 2024				Balances at December 31, 2023
	Novonor and subsidiaries and associates	Petrobras and subsidiaries	Other (i)	Total	Novonor and subsidiaries and associates	Petrobras and subsidiaries	Other (i)	Total

Statement of financial position
Assets
Current
Trade accounts receivable	-	4	99	103	-	8	6	14
Inventories (advance to suppliers)	-	14	-	14	-	56	-	56
Dividends and interest on capital	-	-	1	1	-	-	3	3
Other receivables	1			1
	-	-	-	-	-	-	-	-
Non-current	-	-	-	-	-	-	-	-
Other receivables - Related parties	0	30	33	63	0	26	30	56
Total assets	1	48	133	182	-	90	39	129

Liabilities
Current	-	-	-	-	-	-	-	-
Trade payables	33	1,210	56	1,299	33	1,057	13	1,103
Other	40	267	-	307	-	255	-	255
	-	-	-	-	-	-	-	-
Non-current	-	-	-	-	-	-	-	-
Loan from non-controlling shareholders of Braskem Idesa	-	-	1,050	1,050	-	-	2,490	2,490
Total liabilities	73	1,477	1,106	2,656	33	1,312	2,503	3,848

	Year ended December 31, 2024				Year ended December 31, 2023				Year ended December 31, 2022
	Novonor and subsidiaries and associates	Petrobras and subsidiaries	Other (i)	Total	Novonor and subsidiaries and associates	Petrobras and subsidiaries	Other (i)	Total	Novonor and subsidiaries and associates	Petrobras and subsidiaries	Other (i)	Total

Transactions
Sales of products	-	120	460	580	-	123	337	460	-	182	438	620
Purchases of raw materials, finished goods services and utilities	(72)	(18,339)	(297)	(18,708)	(254)	(16,185)	(155)	(16,594)	(334)	(22,900)	(25)	(23,259)
Financial income	-	-	49	49	-	-	434	434	-	-	190	190
Financial expenses	-	(2)	(716)	(718)	-	-	(141)	(141)	(1)	(34)	(149)	(184)
Private pension	-	-	(54)	(54)	-	-	(64)	(64)	-	-	(45)	(45)
Other income (expenses)	-	30	-	30	(11)	27	1	17	-	51	-	51

(i)	Borealis, Grupo Idesa, Refinaria de Petróleo Riograndense S.A. (“RPR”), Ventos de Santa Amélia Energia Renováveis S.A. (“Santa Amélia”), Ventos de Santo Abelardo Energia Renováveis S.A. (“Santo Abelardo”)., Ventos de Santo Artur Energia Renováveis S.A. (“Santo Artur”), Vexty e Bioglycols LLC (“Bioglycols”).

Schedule of key management personnel compensation

Statement of profit or loss transactions	2024	2023
Remuneration
Wages and recurring benefits	62	63
Short-term variable compensation	43	1
Long term incentive plan	31	10
Total	136	74